CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICITS)/EQUITY $ in Thousands	Ordinary shares CNY (¥) shares	Angel shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss)/income USD ($)	Accumulated other comprehensive (loss)/income CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated deficits USD ($)	Accumulated deficits CNY (¥)	Total Company's ordinary shareholders' (deficits)/equity USD ($)	Total Company's ordinary shareholders' (deficits)/equity CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	Class A ordinary shares USD ($) shares	Class A ordinary shares CNY (¥) shares	Class B ordinary shares USD ($) shares	Class B ordinary shares CNY (¥) shares	USD ($)	CNY (¥)
Beginning balance at Jun. 15, 2017	¥ 0	¥ 0		¥ 0		¥ 0		¥ 0		¥ 0		¥ 0		¥ 0		¥ 0		¥ 0		¥ 0
Beginning balance (in shares) at Jun. 15, 2017 | shares	0	0													0	0
Net loss										(56,371,000)		(56,371,000)								(56,371,000)
Contribution by shareholders				5,000,000								5,000,000								5,000,000
Issuance of shares (in shares) | shares	750,000
Ending balance at Dec. 31, 2017				5,000,000						(56,371,000)		(51,371,000)								(51,371,000)
Ending balance (in shares) at Dec. 31, 2017 | shares	750,000
Net loss										(1,619,152,000)		(1,619,152,000)								(1,619,152,000)
Foreign currency translation difference						(2,076,000)						(2,076,000)								(2,076,000)
Contribution by shareholders				60,000,000								60,000,000								60,000,000
Issuance of shares		¥ 1,256,188,000										1,256,188,000								1,256,188,000
Issuance of shares (in shares) | shares		1,428,750
Add: Accretion to redemption value of convertible redeemable preferred shares										(1,571,182,000)		(1,571,182,000)								(1,571,182,000)
Ending balance at Dec. 31, 2018		¥ 1,256,188,000		65,000,000		(2,076,000)				(3,246,705,000)		(1,927,593,000)								(1,927,593,000)
Ending balance (in shares) at Dec. 31, 2018 | shares	750,000	1,428,750
Net loss										(3,158,433,000)		(3,158,433,000)		(2,074,000)					$ (453,978)	(3,160,507,000)
Foreign currency translation difference						79,433,000						79,433,000							11,410	79,433,000
Issuance of shares				4,508,503,000								4,508,508,000				¥ 5,000				4,508,508,000
Issuance of shares (in shares) | shares															327,129,412	327,129,412
Add: Accretion to redemption value of convertible redeemable preferred shares				(94,000,000)						(458,036,000)		(552,036,000)							(79,295)	(552,036,000)
Deemed distribution to a certain holder of Series B convertible redeemable preferred shares				(2,127,000)								(2,127,000)							(306)	(2,127,000)
Conversion from Angel Shares to Class B ordinary shares		¥ (1,256,188,000)		1,256,179,000														¥ 9,000
Conversion from Angel Shares to Class B ordinary shares (in shares) | shares		(1,428,750)															1,428,750	1,428,750
Conversion from Ordinary Shares and Preferred Shares to Class A and Class B ordinary shares				5,960,080,000								5,960,087,000						¥ 7,000		5,960,087,000
Conversion from Ordinary Shares and Preferred Shares to Class A and Class B ordinary shares (in shares) | shares	(750,000)														15,211	15,211	1,747,022	1,747,022
1-to-500 share split (in shares) | shares															7,590,289	7,590,289	1,584,710,228	1,584,710,228
Conversion from Class B ordinary shares to Class A ordinary shares																¥ 3,000		¥ (3,000)
Conversion from Class B ordinary shares to Class A ordinary shares (in shares) | shares															310,198,928	310,198,928	(310,198,928)	(310,198,928)
Issuance of Class A ordinary shares for 2019 share option plan (in shares) | shares															19,753,888	19,753,888
Share based compensation				152,285,000								152,285,000								152,285,000
Appropriation to statutory reserves								421,000		(421,000)
Contribution from non-controlling shareholder in a subsidiary														84,477,000						84,477,000
Ending balance at Dec. 31, 2019			$ 1,701,560	¥ 11,845,920,000	$ 11,112	¥ 77,357,000	$ 60	¥ 421,000	$ (985,894)	¥ (6,863,595,000)	$ 726,841	¥ 5,060,124,000	$ 11,836	¥ 82,403,000	$ 1	¥ 8,000	$ 2	¥ 13,000	$ 738,677	¥ 5,142,527,000
Ending balance (in shares) at Dec. 31, 2019 | shares															664,687,728	664,687,728	1,277,687,072	1,277,687,072